Derivative Financial Instruments	12 Months Ended
Dec. 31, 2017
Derivative Financial Instruments
Derivative Financial Instruments

Note 14—Derivative Financial Instruments

        Structured Business.    During 2017, our remaining two qualifying LIBOR cap hedges, with a notional value of $55.6 million, and our remaining two qualifying interest rate swap cash flow hedges, with a notional value of $41.5 million, matured. We entered into the LIBOR cap hedges due to certain CLO agreement requirments and we entered into the interest rate swaps to hedge the variable cash flows associated with existing variable-rate debt. As of December 31, 2017, the Structured Business did not have any derivative financial instruments. At December 31, 2016, the fair value of our LIBOR cap hedges and interest rate swaps was less than $0.1 million and $(0.2) million, respectively.

        The following table presents the effect of our qualifying derivative financial instruments on the statements of income (in thousands):

	Loss Recognized in Other Comprehensive Income (Effective Portion)			Loss Reclassified from Accumulated Other Comprehensive Income into Interest Expense (Effective Portion)			Loss Reclassified from Accumulated Other Comprehensive Income into Loss on Termination of Swaps (Ineffective Portion)
	Year Ended December 31,
Derivative	2017	2016	2015	2017	2016	2015	2017	2016	2015
Interest Rate Swaps/Cap	$—	$193	$1,019	$(237)	$(5,208)	$(6,149)	$—	$—	$(4,626)

        At December 31, 2016, the cumulative amount of other comprehensive income related to net unrealized losses on derivatives designated as qualifying hedges were de minimis.

        Agency Business.    The following is a summary of our non-qualifying derivative financial instruments ($ in thousands):

December 31, 2017
	Notional Value			Fair Value
Derivative	Count	Notional Value	Balance Sheet Location	Derivative Assets	Derivative Liabilities
Rate Lock Commitments	3	$38,578	Other Assets/ Other Liabilities	$276	$(278)
Forward Sale Commitments	75	330,827	Other Assets/ Other Liabilities	408	(1,028)

		$369,405		$684	$(1,306)

December 31, 2016

Rate Lock Commitments	12	$156,685	Other Assets/ Other Liabilities	$2,816	$(764)
Forward Sale Commitments	105	819,033	Other Assets/ Other Liabilities	2,799	(1,535)

		$975,718		$5,615	$(2,299)

        We enter into contractual commitments to originate and sell mortgage loans at fixed prices with fixed expiration dates. The commitments become effective when the borrower "rate locks" a specified interest rate within time frames established by us. All potential borrowers are evaluated for creditworthiness prior to the extension of the commitment. Market risk arises if interest rates move adversely between the time of the rate lock by the borrower and the sale date of the loan to an investor. To mitigate the effect of the interest rate risk inherent in providing rate lock commitments to borrowers, we enter into a forward sale commitment with the investor simultaneous with the rate lock commitment with the borrower. The forward sale contract locks in an interest rate and price for the sale of the loan. The terms of the contract with the investor and the rate lock with the borrower are matched in substantially all respects, with the objective of eliminating interest rate risk to the extent practical. Sale commitments with the investors have an expiration date that is longer than our related commitments to the borrower to allow, among other things, for the closing of the loan and processing of paperwork to deliver the loan into the sale commitment.

        These commitments meet the definition of a derivative and are recorded at fair value, including the effects of interest rate movements which are reflected as a component of other income, net in the consolidated statements of income. The estimated fair value of rate lock commitments also includes the fair value of the expected net cash flows associated with the servicing of the loan which is recorded as income from MSRs in the consolidated statements of income. During 2017 and 2016, we recorded net losses of $1.4 million and net gains of $0.5 million, respectively, from changes in the fair value of these derivatives in other income, net and $76.8 million and $44.9 million, respectively, of income from MSRs. See Note 15—Fair Value for details.